CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net Income	$ 12,271	$ 46,643	$ 98,711
Reconciliation of Net Income (Loss) to Net Cash Provided by / (Used In) Operating Activities
Depreciation Expense	57,735	56,151	51,397
Impairment Loss on Vessels	0	0	0
Gain on Disposal of Vessels	(16,621)	0	0
Drydock Expenditure	(17,321)	(1,874)	(9,497)
Amortization of Deferred Finance Costs	745	850	1,447
Share-based Compensation	0	1,847	2,203
Other, net	273	(590)	(150)
Changes in Operating Assets and Liabilities
Accounts Receivables	(2,877)	10,065	(5,813)
Inventory	2,000	9,252	(5,753)
Prepaid Expenses and Other Current Assets	(2,791)	(2,763)	2,558
Accounts Payable and Accrued Liabilities	(2,594)	3,970	(8,477)
Voyages in Progress	(10,996)	4,607	12,819
Net Cash Provided by Operating Activities	19,824	128,158	139,445
Cash Flows from Investing Activities
Investment in Vessels	(134,450)	(870)	(73,526)
Investment in other Fixed Assets	0	(1,750)	(144)
Proceeds from Sale of Vessels	46,751	0	0
Net Cash Used in Investing Activities	(87,699)	(2,620)	(73,670)
Cash Flows from Financing Activities
Proceeds from Borrowing activities	190,659	0	0
Proceeds from Issuance of Common Stock	0	8,932	0
Repurchase of Equity Awards	0	(3,547)	0
Proceeds from Vessel Financing	0	0	54,000
Repayment of Vessel financing	(26,227)	(20,662)	(14,671)
Repayments on Borrowing Facility	(8,225)	(12,079)	(44,549)
Transaction Costs Borrowing Facilities	(2,514)	0	(669)
Dividends Distributed	(84,700)	(87,695)	(89,783)
Net Cash Provided by / (Used In) Financing Activities	68,993	(115,051)	(95,672)
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	1,118	10,487	(29,897)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	44,384	33,361	63,302
Effect of Exchange Rate Changes on Cash and Cash Equivalents	361	536	(44)
Cash, Cash Equivalents, and Restricted Cash at End of Year	45,863	44,384	33,361
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	45,863	39,177	31,078
Restricted Cash	0	5,207	2,283
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	45,863	44,384	33,361
Cash Paid for Taxes	33	10	23
Cash Paid for Interest, Net of Amounts Capitalized	$ 35,007	$ 29,890	$ 29,040